Intangible Assets	12 Months Ended
Mar. 31, 2013
Intangible Assets
11.	Intangible Assets

	(In millions)
	Gross carrying amount		Accumulated amortization		Net carrying amount
As of March 31, 2012:
Computer software	Rs.	6,524	Rs.	3,588	Rs.	2,936
Customer relationships		3,997		2,596		1,401
Brand “Neotel”		1,614		—		1,614
License		69		6		63
Favorable lease		60		27		33

	Rs.	12,264	Rs.	6,217	Rs.	6,047

As of March 31, 2013:
Computer software	Rs.	8,463	Rs.	5,079	Rs.	3,384
Customer relationships		4,046		3,185		861
Brand “Neotel”		1,426		—		1,426
License		62		9		53
Favorable lease		53		53		—

	Rs.	14,050	Rs.	8,326	Rs.	5,724
	US$	258	US$	153	US$	105

Computer software includes software under development of Rs. 498 million and Rs. 72 million (US$ 1 million) as of March 31, 2012 and 2013 respectively.

Amortization expenses during fiscals 2011, 2012 and 2013 was Rs. 1,072 million, Rs. 1,548 million and Rs. 2,016 million (US$ 37 million) respectively. The aggregate amortization expense for intangible assets is estimated to be:

Year ending March 31,	(In millions)
2014	Rs.	1,505	US$	28
2015		1,149		21
2016		486		9
2017		360		7
2018		315		6
Thereafter		411		8